Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
5.     GOODWILL
The changes in the carrying amount of goodwill for the year ended December 31, 2018 and 2019 were as follows:

	Shanghai Chejia
	RMB	US$
Balance at December 31, 2017	—	—
Goodwill Acquired	145,063,857	21,098,663
Balance at December 31, 2018	145,063,857	21,098,663
Balance at December 31, 2019	145,063,857	20,837,119